OTHER NON-CURRENT LIABILITIES	12 Months Ended
Mar. 31, 2026
Subclassifications of assets, liabilities and equities [abstract]
OTHER NON-CURRENT LIABILITIES	OTHER NON-CURRENT LIABILITIES

	2026	2025
Contract liabilities (Note 11)	$144.0	$126.8
Share-based payments liabilities (Note 25)	22.0	40.3
Royalty obligations	54.5	66.1
Other	25.5	35.2
	$246.0	$268.4